Condensed Statement of Changes in Stockholders' Equity - USD ($)	Series Seed Preferred Stock [Member]	Series A Preferred Stock [Member]	Series H Preferred Stock [Member]	Series H-3 Preferred Stock [Member]	Series H-4 Preferred Stock [Member]	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Accumulated (Deficit) [Member]	Total
Beginning balance at Dec. 31, 2016	$ 27	$ 53				$ 27	$ (69,960)	$ 2,117,237	$ (1,964,091)	$ 83,293
Beginning balance, shares at Dec. 31, 2016	275,691	530,065				272,720
Issuance of Series A Preferred stock		$ 7					69,960	150,001		219,968
Issuance of Series A Preferred stock, shares		73,845
Issuance of Series A Preferred stock for services		$ 1						24,999		25,000
Issuance of Series A Preferred stock for services, shares		8,034
Fair value of warrants issued with convertible notes								2,138,931		2,138,931
Issuance of common stock to officers						$ 10		546,090		546,100
Issuance of common stock to officers, shares						101,565
Stock based compensation								137,900		$ 137,900
Issuance of common stock for cash, shares										213,707
Net loss									(7,640,806)	$ (7,640,806)
Ending balance at Dec. 31, 2017	$ 27	$ 61				$ 37		5,115,158	(9,604,897)	(4,489,614)
Ending balance, shares at Dec. 31, 2017	275,691	611,944				374,285
Issuance of common stock for cash						$ 1		299,999		300,000
Issuance of common stock for cash, shares						10,057
Conversion of debt into common stock						$ 14		3,682,488		3,682,502
Conversion of debt into common stock, shares						136,785
Interest on lock-up shares in relation to convertible debt						$ 9		672,135		672,144
Interest on lock-up shares in relation to convertible debt, shares						85,571
Exchange of shares in connection with Merger						$ 49		9,792,174		9,792,223
Exchange of shares in connection with Merger, shares						490,422
Conversion of outstanding Preferred Stock in connection with Merger	$ (27)	$ (61)				$ 15		73
Conversion of outstanding Preferred Stock in connection with Merger, shares	(275,691)	(611,944)				147,939
Issuance of Series H preferred stock in connection with Merger
Issuance of Series H preferred stock in connection with Merger, shares			8
Issuance of Series H-3 preferred stock in connection with Merger
Issuance of Series H-3 preferred stock in connection with Merger, shares				2,189
Issuance of Series H-4 preferred stock and warrants in private placement net of costs of $101,661					$ 3			$ 5,898,336		$ 5,898,339
Issuance of Series H-4 preferred stock and warrants in private placement net of costs of $101,661, shares					25,472
Stock based compensation for options issued to employees (net of forfeitures)								17,210		17,210
Stock based compensation for restricted stock units issued to employees								275,528		275,528
Stock based compensation for common stock issued to service providers						$ 6		447,144		447,150
Stock based compensation for common stock issued to service providers, shares						56,929
Series H-4 preferred stock and warrants issued to service provider
Series H-4 preferred stock and warrants issued to service provider, shares					1,371
Net loss									(4,480,735)	(4,480,735)
Ending balance at Mar. 31, 2018					$ 3	$ 131		26,200,245	(14,085,632)	12,114,747
Ending balance, shares at Mar. 31, 2018			8	2,189	26,843	1,301,988
Beginning balance at Dec. 31, 2017	$ 27	$ 61				$ 37		5,115,158	(9,604,897)	(4,489,614)
Beginning balance, shares at Dec. 31, 2017	275,691	611,944				374,285
Net loss										(8,472,985)
Ending balance at Jun. 30, 2018					$ 3	$ 136		27,584,599	(18,394,743)	9,189,995
Ending balance, shares at Jun. 30, 2018			8	2,189	26,843	1,358,625
Beginning balance at Dec. 31, 2017	$ 27	$ 61				$ 37		5,115,158	(9,604,897)	(4,489,614)
Beginning balance, shares at Dec. 31, 2017	275,691	611,944				374,285
Net loss										(11,801,758)
Ending balance at Sep. 30, 2018					$ 3	$ 162		30,327,772	(22,742,556)	7,585,381
Ending balance, shares at Sep. 30, 2018			8	2,189	26,843	1,618,741
Beginning balance at Dec. 31, 2017	$ 27	$ 61				$ 37		5,115,158	(9,604,897)	$ (4,489,614)
Beginning balance, shares at Dec. 31, 2017	275,691	611,944				374,285
Issuance of Series A Preferred stock for services, shares										3,333
Issuance of common stock for cash						$ 1		299,999		$ 300,000
Issuance of common stock for cash, shares						10,057
Conversion of debt into common stock						$ 14		3,682,488		3,682,502
Conversion of debt into common stock, shares						136,785
Conversion of accrued interest into common stock								159,584		159,584
Conversion of accrued interest into common stock, shares						4,518
Interest on lock-up shares in relation to convertible debt						$ 9		672,135		672,144
Interest on lock-up shares in relation to convertible debt, shares						85,571
Exchange of shares in connection with Merger						$ 49		9,792,139		9,792,188
Exchange of shares in connection with Merger, shares						490,422
Conversion of outstanding Preferred Stock in connection with Merger	$ (27)	$ (61)				$ 15		73
Conversion of outstanding Preferred Stock in connection with Merger, shares	(275,691)	(611,944)				147,939
Issuance of Series H preferred stock in connection with Merger
Issuance of Series H preferred stock in connection with Merger, shares			8
Issuance of Series H-3 preferred stock in connection with Merger
Issuance of Series H-3 preferred stock in connection with Merger, shares				2,189
Issuance of Series H-4 preferred stock and warrants in private placement net of costs of $101,661					$ 3			5,898,336		5,898,339
Issuance of Series H-4 preferred stock and warrants in private placement net of costs of $101,661, shares					26,843
Issuance of common shares in connection with exercise of H-4 warrants						$ 26		936,397		936,423
Issuance of common shares in connection with exercise of H-4 warrants, shares						260,116
Issuance of Pre-Funded Series K Warrants net of costs of $15,000								968,329		968,329
Stock based compensation for options issued to employees (net of forfeitures)								434,555		434,555
Stock based compensation for restricted stock units issued to employees								2,954,124		2,954,124
Stock based compensation for common stock issued to service providers						$ 6		478,979		478,985
Stock based compensation for common stock issued to service providers, shares						60,262
Deemed dividend on exchange of Merger Warrants to Series I Warrants and common stock						$ 5		316,856	(316,861)
Deemed dividend on exchange of Merger Warrants to Series I Warrants and common stock, shares						48,786
Deemed dividend on modification of H-4 Warrants and issuance of Series J Warrants								1,019,040	(1,019,040)
Deemed dividend on modification of H-4 Warrants								63,760	(63,760)
Conversion of Series H-4 Preferred Stock into common stock						$ 1		(1)
Conversion of Series H-4 Preferred Stock into common stock, shares					(224)	14,653
Net loss									(18,749,163)	(18,749,163)
Ending balance at Dec. 31, 2018					$ 3	$ 163		32,791,951	(29,753,721)	3,038,396
Ending balance, shares at Dec. 31, 2018			8	2,189	26,619	1,633,394
Beginning balance at Mar. 31, 2018					$ 3	$ 131		26,200,245	(14,085,632)	12,114,747
Beginning balance, shares at Mar. 31, 2018			8	2,189	26,843	1,301,988
Conversion of accrued interest into common stock								159,584		159,584
Conversion of accrued interest into common stock, shares						4,518
Stock based compensation for options issued to employees (net of forfeitures)								67,306		67,306
Stock based compensation for restricted stock units issued to employees								808,808		808,808
Stock based compensation for common stock issued to service providers								31,800		31,800
Stock based compensation for common stock issued to service providers, shares						3,333
Deemed dividend on exchange of Merger Warrants to Series I Warrants and common stock						$ 5		316,856	(316,861)
Deemed dividend on exchange of Merger Warrants to Series I Warrants and common stock, shares						48,786
Net loss									(3,992,250)	(3,992,250)
Ending balance at Jun. 30, 2018					$ 3	$ 136		27,584,599	(18,394,743)	9,189,995
Ending balance, shares at Jun. 30, 2018			8	2,189	26,843	1,358,625
Issuance of common shares in connection with exercise of H-4 warrants						$ 26		936,397		936,423
Issuance of common shares in connection with exercise of H-4 warrants, shares						260,116
Stock based compensation for options issued to employees (net of forfeitures)								(29,960)		(29,960)
Stock based compensation for restricted stock units issued to employees								817,696		817,696
Stock based compensation for common stock issued to service providers								6		6
Stock based compensation for common stock issued to service providers, shares
Deemed dividend on modification of H-4 Warrants and issuance of Series J Warrants								1,019,034	(1,019,040)	(6)
Net loss									(3,328,773)	(3,328,773)
Ending balance at Sep. 30, 2018					$ 3	$ 162		30,327,772	(22,742,556)	7,585,381
Ending balance, shares at Sep. 30, 2018			8	2,189	26,843	1,618,741
Beginning balance at Dec. 31, 2018					$ 3	$ 163		32,791,951	(29,753,721)	3,038,396
Beginning balance, shares at Dec. 31, 2018			8	2,189	26,619	1,633,394
Issuance of common stock for cash						$ 48		1,984,953		1,985,001
Issuance of common stock for cash, shares						478,469
Stock based compensation for options issued to employees (net of forfeitures)								(19,361)		(19,361)
Stock based compensation for restricted stock units issued to employees								289,842		289,842
Stock based compensation for common stock issued to service providers						$ 12		222,188		222,200
Stock based compensation for common stock issued to service providers, shares						116,666
Conversion of Series H-4 Preferred Stock into common stock					$ (2)	$ 141		(139)
Conversion of Series H-4 Preferred Stock into common stock, shares					(21,591)	1,412,420
Exercise of warrants						$ 28		16,639		16,667
Exercise of warrants, shares						277,778
Net loss									(1,975,706)	(1,975,706)
Ending balance at Mar. 31, 2019					$ 1	$ 392		35,286,073	(31,729,427)	3,557,039
Ending balance, shares at Mar. 31, 2019			8	2,189	5,028	3,918,727
Beginning balance at Dec. 31, 2018					$ 3	$ 163		32,791,951	(29,753,721)	3,038,396
Beginning balance, shares at Dec. 31, 2018			8	2,189	26,619	1,633,394
Issuance of Series A Preferred stock for services, shares						116,666
Net loss										(3,676,670)
Ending balance at Sep. 30, 2019					$ 1	$ 406		35,192,968	(33,430,391)	1,762,984
Ending balance, shares at Sep. 30, 2019			8	2,189	5,028	4,061,882
Beginning balance at Mar. 31, 2019					$ 1	$ 392		35,286,073	(31,729,427)	3,557,039
Beginning balance, shares at Mar. 31, 2019			8	2,189	5,028	3,918,727
Stock based compensation for options issued to employees (net of forfeitures)								44,025		44,025
Issuance of common stock upon vesting of restricted stock units						$ 24		(24)
Issuance of common stock upon vesting of restricted stock units, shares						244,644
Common stock reserved and retired for excess tax benefits from stock based compensation						$ (12)		(183,321)		(183,333)
Common stock reserved and retired for excess tax benefits from stock based compensation, shares						(120,658)
Net loss									(950,955)	(950,955)
Ending balance at Jun. 30, 2019					$ 1	$ 404		35,146,753	(32,680,382)	2,466,776
Ending balance, shares at Jun. 30, 2019			8	2,189	5,028	4,042,713
Stock based compensation for options issued to employees (net of forfeitures)								31,074		31,074
Issuance of common stock upon vesting of restricted stock units						$ 3		(3)
Issuance of common stock upon vesting of restricted stock units, shares						31,646
Common stock reserved and retired for excess tax benefits from stock based compensation						$ (1)		(9,856)		(9,857)
Common stock reserved and retired for excess tax benefits from stock based compensation, shares						(12,477)
Stock based compensation for restricted stock units issued to the board of directors								25,000		25,000
Net loss									(750,009)	(750,009)
Ending balance at Sep. 30, 2019					$ 1	$ 406		$ 35,192,968	$ (33,430,391)	$ 1,762,984
Ending balance, shares at Sep. 30, 2019			8	2,189	5,028	4,061,882